Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Less: Accumulated amortization	$ (233,414)	$ (17,202)
Impairment of intangible assets	(496,448)
Intangible assets, net	7,278,031	7,654,767	$ 7,278,031
Concession right on forest land [Member]
Schedule of Intangible Assets, Net [Line Items]
Concession right on forest land	$ 8,007,893	$ 7,671,969